LONG TERM INVESTMENTS - Equity securities without readily determinable fair value - (Details)	1 Months Ended												12 Months Ended
	Sep. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) shares	Nov. 30, 2021 USD ($) shares	Sep. 30, 2021 shares	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Feb. 28, 2021 shares	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													$ 3,519,993	$ 3,411,684
Payment for longterm investments													500,000	243,289	$ 2,450,736
TradeUP Acquisition Corp.("UPTDU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value														$ 314,700
Percentage of equity interest acquired														2.32%
Payment for longterm investments							$ 445,400
TradeUP Acquisition Corp.("UPTDU") | Founder Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares										230,000
Number of shares forfeited | shares				8,500
TradeUP Acquisition Corp.("UPTDU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares							44,040
Fortune Rise Acquisition Corporation ("FRLAU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													200,237	$ 200,237
Percentage of equity interest acquired			0.80%
Payment for longterm investments			$ 201,248
Change of fair value													0	$ 0
Fortune Rise Acquisition Corporation ("FRLAU") | Founder Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			122,000
Number of shares held, after sale | shares														98,800
Fortune Rise Acquisition Corporation ("FRLAU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			20,000
Fortune Rise Acquisition Corporation ("FRLAU") | Representative Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			60,000
Shenzhen Guru Club Information Technology Group Co., LTD. ("Guru")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													1,408,472	$ 1,449,864
Percentage of equity interest acquired											1.00%	1.00%
Payment for longterm investments											$ 1,536,972	¥ 10,000,000
Change of fair value													0	0
Shanghai Realize Investment Consulting Co., Ltd. ("Realize")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													845,082	869,918
Percentage of equity interest acquired					1.50%	1.50%
Payment for longterm investments					$ 926,183	¥ 6,000,000
Change of fair value													0	0
Shanghai Yisong Consulting Management Co., LTD ("Yisong")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													366,202	376,965
Percentage of equity interest acquired								5.00%	5.00%
Payment for longterm investments								$ 400,962	¥ 2,600,000
Change of fair value													0	0
Feutune Light Acquisition Corporation ("FLFVU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													200,000	200,000
Percentage of equity interest acquired		0.63%
Payment for longterm investments		$ 200,000
Change of fair value													0	$ 0
Feutune Light Acquisition Corporation ("FLFVU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares		20,000
Feutune Light Acquisition Corporation ("FLFVU") | Representative Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares		60,000
Mainnet Group Holdings ("Mainnet")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													500,000
Percentage of equity interest acquired	2.00%
Payment for longterm investments	$ 500,000
Change of fair value													$ 0